Summary of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	$ 162	$ 131
Increase in fair value	81	69
Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Securities [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	115	92
Increase in fair value	42	38
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	22	16
Increase in fair value	8	7
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	1
Increase in fair value, liabilities	1
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	17	14
Increase in fair value, liabilities	23	11
Derivatives [member] | Interest Rate Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	15	12
Increase in fair value, liabilities	21	10
Derivatives [member] | Equity Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	2	2
Increase in fair value, liabilities	2	1
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	7	9
Increase in fair value, liabilities	$ 7	$ 13